Document and Entity Information	0 Months Ended
Mar. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 25, 2014
Registrant Name	TURNER FUNDS
Central Index Key	0001006783
Amendment Flag	false
Document Creation Date	Mar. 25, 2014
Document Effective Date	Mar. 25, 2014
Prospectus Date	Jan. 31, 2014
Turner Spectrum Fund | Class C Shares
Risk/Return:
Trading Symbol	TSCCX